Note 9 Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets held for trading [Line Items]
Derivative financial assets held for trading		€ 33,183	€ 34,293
Equity instruments held at fair value through profit or loss, classified as held for trading		7,699	4,589
Debt instruments held for trading		31,947	28,569
Loans and advances held for trading		50,992	73,590
Loans and advances to central banks held for trading		1,227	2,809
Loans and advances to banks held for trading	[1]	38,560	56,599
Loans and advances to customers held for trading assets		11,204	14,182
Current financial assets at fair value through profit or loss, classified as held for trading		123,821	141,042
Derivative financial liabilities held for trading		31,321	33,045
Short positions held for trading		15,249	15,735
Deposits financial liabilities held for trading		46,976	72,935
Deposits from central banks held for trading		4,518	6,397
Deposits from credit institutions held for trading	[2]	19,166	43,337
Customer deposits held for trading		23,291	23,201
Current financial liabilities at fair value through profit or loss, classified as held for trading		93,546	121,715
Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances to central banks held for trading		1,227	2,809
Loans and advances to banks held for trading		38,535	56,569
Loans and advances to customers held for trading assets		9,380	13,615
Repurchase agreement [Member]
Disclosure of financial assets held for trading [Line Items]
Deposits from central banks held for trading		4,518	6,397
Deposits from credit institutions held for trading		19,010	42,676
Customer deposits held for trading		23,250	23,157
Issued by central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		678	740
Issued by public administrations [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		28,170	24,766
Issued by financial institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		1,682	1,824
Other debt instruments [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading		€ 1,417	€ 1,239

[1]	(1) The variation is mainly due to the evolution of "Reverse repurchase agreement" and the evolution of "Repurchase agreement" mainly due to BBVA, S.A.
[2]	(1) The variation is mainly due to the evolution of "Reverse repurchase agreement" and the evolution of "Repurchase agreement" mainly due to BBVA, S.A.